PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.

                           STRONG CORPORATE BOND FUND
                          STRONG CORPORATE INCOME FUND
                   STRONG FLORIDA MUNICIPAL MONEY MARKET FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HERITAGE MONEY FUND
                           STRONG HIGH-YIELD BOND FUND
                      STRONG HIGH-YIELD MUNICIPAL BOND FUND
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                         STRONG MINNESOTA TAX-FREE FUND
                            STRONG MONEY MARKET FUND
                           STRONG MUNICIPAL BOND FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                          STRONG SHORT-TERM INCOME FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                           STRONG TAX-FREE MONEY FUND
                       STRONG ULTRA SHORT-TERM INCOME FUND
                  STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                         STRONG WISCONSIN TAX-FREE FUND

   Supplement to the Statement of Additional Information dated March 1, 2003

STRONG MINNESOTA TAX-FREE FUND
The following bullet point is added to the Minnesota Tax-Free Fund section, which begins on page 9:

     o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

STRONG ULTRA SHORT-TERM INCOME FUND
The second bullet point in the Ultra Short-Term Income Fund section on page 13 is deleted and replaced with the following:

     o    The  Fund  may  also   invest   up  to  25%  of  its  net   assets  in
          non-investment-grade   debt   obligations,   but  may  not  invest  in
          securities rated below BB or equivalent.

STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND
The second bullet point in the Ultra Short-Term Municipal Income Fund section on page 13 is deleted and replaced with the following:

     o However, the Fund may invest up to 10% of its net assets in non-investment-grade securities, but may not invest in securities rated below BB or equivalent.

ALL FUNDS
Effective immediately, the Aggregate Compensation Table found on pages 49 and 50 is deleted and replaced with the following:




                          Aggregate Compensation Table
                  for the Fiscal Year Ended October 31, 2002(1)

                                                                         DIRECTOR(2)
                                            ----------------------------------------------------------------------
                                              Willie D.     Gordon B.     Stanley     Neal Malicky   William F.
Fund                                            Davis       Greer(3)     Kritzik(4)                    Vogt(5)
Corporate Bond Fund                               $ 4,965      $ 4,296       $ 4,999       $ 4,965        $ 5,439
Corporate Income Fund(6)                              210          210           211           210            229
Florida Municipal Money Fund(6)                        42           42            42            42             46
Government Securities Fund                          6,685        5,777         6,737         6,685          7,318
Heritage Money Fund                                 8,205        7,087         8,266         8,205          8,984
High-Yield Bond Fund                                3,645        3,186         3,670         3,645          3,993
High-Yield Municipal Bond Fund                        989          797           997           989          1,084
Intermediate Municipal Bond Fund                      133           58           133           133            134
Minnesota Tax-Free Fund(6)                             42           42            42            42             46
Money Market Fund                                   7,705        6,469         7,765         7,705          8,436
Municipal Bond Fund                                   965          814           973           965          1,057
Municipal Money Market Fund                        10,789        9,118        10,869        10,789         11,816
Short-Term Bond Fund                                5,082        4,332         5,119         5,082          5,566
Short-Term High-Yield Bond Fund                     1,356        1,165         1,366         1,356          1,485
Short-Term High Yield Municipal Fund                  506          424           510           506            551
Short-Term Income Fund(6)                             147          147           148           147            160
Short-Term Municipal Bond Fund                      1,918        1,684         1,933         1,918          2,101
Tax-Free Money Fund                                   515          437           519           515            559
Ultra Short-Term Income Fund                       14,062       12,252        14,159        14,062         15,403
Ultra Short-Term Municipal Income Fund              5,770        4,873         5,816         5,770          6,318
Wisconsin Tax-Free Fund                               209          134           209           209            217
Strong Family of Funds(7)                        $139,399     $124,162      $140,365      $139,399       $152,332

(1) Aggregate compensation includes compensation for service by the disinterested directors on the Board of Directors, Independent Directors Committee, and Audit Committee. Each disinterested director is also reimbursed by the Fund for travel and other expenses incurred in connection with each of their attendance at regular and special meetings.
(2) Interested directors, officers, and employees of the Fund receive no compensation or expense reimbursement from the Fund.
(3) Mr. Greer was appointed to the Board of Directors effective March 1, 2002. He replaced former Director, Mr. Marvin E. Nevins, who retired from the Board of Directors effective February 11, 2002. Prior to Mr. Nevins' retirement, the Strong Family of Funds and/or an affiliate paid Mr. Nevins $116,371.
(4) Aggregate compensation paid to Mr. Kritzik includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Audit Committee.
(5) Aggregate compensation paid to Mr. Vogt includes an amount in addition to that paid to other disinterested directors in return for his service as Chairman of the Fund's Independent Directors Committee.
(6)  Estimated amounts for the fiscal year ending October 31, 2003.
(7) The Strong Family of Funds includes 28 registered open-end management investment companies consisting of 75 mutual funds, including both the Strong Funds and the Strong Advisor Funds. Aggregate compensation includes the amount paid to the Directors by the Strong Funds during each of their most recently completed fiscal period. The Funds do not have any retirement or pension plans.

STRONG WISCONSIN TAX-FREE FUND
Any reference to the Advisor Class of the Strong Wisconsin Tax-Free Fund is deleted.


   IF YOU HAVE ANY QUESTIONS,  PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863,

                          24 HOURS A DAY, 7 DAYS A WEEK.

The date of this  Statement of  Additional  Information  Supplement is March 10,
2003.